As filed with the Securities and Exchange Commission on January 28, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  February 28, 2011

Date of reporting period:  November 30, 2010

Item 1. Schedules of Investments.

American Trust Allegiance Fund
Schedule of Investments at November 30, 2010 (Unaudited)

Shares	COMMON STOCKS - 96.96%	Value

	Aerospace Product and Parts Manufacturing - 2.60%
6,410	Boeing Co.	$408,766

	Basic Chemical Manufacturing - 3.17%
5,420	Praxair, Inc.	498,911

	Building Materials - 2.49%
14,920	Owens Corning, Inc.*	392,545

	Communications Equipment Manufacturing - 1.42%
11,650	Cisco Systems, Inc.*	223,214

	Computer & Peripheral Equipment Manufacturing - 5.76%
1,130	Apple, Inc.*	351,599
5,970	Hewlett-Packard Co.	250,322
2,160	International Business Machines Corp.	305,554
		907,475

	Computer Systems Design and Related Services - 3.96%
14,390	Accenture PLC - Class A#	623,375

	Conglomerates - 4.10%
17,240	Loews Corp.	644,948

	Cut and Sew Apparel Manufacturing - 2.81%
5,340	VF Corp.	442,579

	Deep Sea, Coastal, and Great Lakes Water Transportation - 1.94%
8,700	Alexander & Baldwin, Inc.	305,283

	Depository Credit Intermediation - 0.93%
3,400	State Street Corp.	146,880

	Electric Power Generation, Transmission and Distribution - 1.55%
12,630	NRG Energy, Inc.*	244,769

	Engine, Turbine, and Power Transmission Equipment Manufacturing - 2.61%
4,230	Cummins, Inc.	410,818

	Footwear Manufacturing - 3.19%
5,830	Nike, Inc. - Class B	502,138

	Grain and Oilseed Milling - 2.95%
16,010	Archer-Daniels-Midland Co.	464,130

	Industrial Machinery Manufacturing - 2.53%
32,050	Applied Materials, Inc.	398,381

	Insurance Carriers - 2.81%
5,560	Berkshire Hathaway, Inc. - Class B*	443,021

	Metal Ore Mining - 4.07%
6,330	Freeport-McMoRan Copper & Gold, Inc.	641,356

	Motor Vehicle Manufacturing - 3.22%
31,800	Ford Motor Co.*	506,892

	Natural Gas Distribution - 3.17%
21,010	Spectra Energy Corp.	499,408

	Office Supplies, Stationery, and Gift Stores - 0.88%
6,270	Staples, Inc.	138,003

	Oilfield Services - 2.19%
4,460	Schlumberger Ltd.#	344,936

	Oil and Gas Extraction - 9.02%
6,600	Devon Energy Corp.	465,762
7,880	Hess Corp.	551,994
13,750	Petroleo Brasileiro S.A. - Petrobras - ADR	402,600
		1,420,356

	Other Financial Investment Activities - 2.91%
4,020	Franklin Resources, Inc.	458,642

	Other Information Services - 3.45%
620	Google Inc. - Class A*	344,540
12,562	Yahoo! Inc.*	198,103
		542,643

	Petroleum and Coal Products Manufacturing - 3.94%
8,910	Exxon Mobil Corp.	619,780

	Real Estate Services - 2.44%
20,046	CB Richard Ellis Group, Inc. - Class A	384,683

	Semiconductor and Other Electronic Component Manufacturing - 3.50%
6,500	Intel Corp.	137,280
19,870	Molex, Inc.	413,296
		550,576

	Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 6.35%
15,420	Avon Products, Inc.	440,395
1,660	Colgate-Palmolive Co.	127,073
9,300	Tupperware Brands Corp.	432,264
		999,732

	Software Publishers - 2.39%
14,900	Microsoft Corp.	375,629

	Timber Real Estate Investment Trust - 1.81%
7,900	Plum Creek Timber Company, Inc.	284,716

	Wireless Telecommunications Carriers - 2.80%
5,090	Millicom International Cellular S.A.#	441,710

	TOTAL COMMON STOCKS (Cost $13,450,527)	15,266,295

Shares	SHORT-TERM INVESTMENTS - 3.00%	Value

472,244	Fidelity Institutional Money Market Government Portfolio - Class I, 0.05% †	472,244
15,541	Reserve Primary Fund - Class 5+‡	—
	TOTAL SHORT-TERM INVESTMENTS (Cost $487,785)	472,244

	Total Investments in Securities (Cost $13,938,312) - 99.96%	15,738,539
	Other Assets in Excess of Liabilities - 0.04%	5,740
	Net Assets - 100.00%	$15,744,279

* Non-income producing security.
# U.S. traded security of a foreign issuer.
+ Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
‡ Illiquid security. As of November 30, 2010, the security had a value of $0 (0.0% of net assets).
The security was acquired between September 16, 2008 and October 22, 2008, and has a cost basis of $15,541.
† Rate shown is the 7-day yield as of November 30, 2010.
ADR - American Depository Receipt

The cost basis of investments for federal income tax purposes at November 30, 2010 was as follows**:

Cost of investments	$13,983,384

Gross unrealized appreciation	$2,375,472
Gross unrealized depreciation	(620,317)
Net unrealized appreciation	$1,755,155

**Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Summary of Fair Value Exposure at November 30, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2010:

	Level 1	Level 2	Level 3	Total
Equity
Agriculture, Forestry, and Hunting	$284,716	$—	$—	$284,716
Finance and Insurance	1,048,543	—	—	1,048,543
Information	1,359,982	—	—	1,359,982
Manufacturing	7,970,885	—	—	7,970,885
Mining	2,406,648	—	—	2,406,648
Professional, Scientific, and Technical Services	623,375	—	—	623,375
Real Estate and Rental and Leasing	384,683	—	—	384,683
Retail Trade	138,003	—	—	138,003
Transportation and Warehousing	305,283	—	—	305,283
Utilities	744,177	—	—	744,177
Total Equity	15,266,295	—	—	15,266,295
Short-Term Investments	472,244	—	—	472,244
Total Investments in Securities	$15,738,539	$—	$—	$15,738,539

Transfers between levels are recognized at the end of the reporting period.  During the period ended November 30, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    1/25/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    1/25/2011

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    1/25/2011

* Print the name and title of each signing officer under his or her signature.